Income and Social Contribution Taxes - Schedule of Deferred Income Tax and Social Contribution Tax Assets and Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Assets
Tax carryfoward losses	R$ 268,866	R$ 205,319
Biological assets	78
Financial lease	53,498	43,653
Contingency, bonuses and fair value	31,708	30,747
Derivative financial instruments	334	560
Allowance for expected credit losses	726	726
Difference in cost of farms	170	170
Share-based incentive plan (ILPA)	1,462	1,085
Provision of other accounts payable and receivable	1,357	2,798
Impairment of investment	1,654	1,654
Subscription warrant		43
Total non-current assets	359,853	286,755
Noncurrent
Biological assets	15,124	25,149
Present value adjustment and other provisions	7,311	7,138
Derivative financial instruments	3,145	2,950
Surplus on investment	1,733	1,733
Costs of transactions	2,126	1,949
Provision of residual value and useful life of PPE assets	9,652	7,602
Accelerated depreciation of assets for rural activity	105,275	92,428
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	18,426	18,541
Total non-current liabilities	162,792	157,490
Net balance	197,061	129,265
Net deferred assets	229,292	166,145	R$ 88,031
Net deferred liabilities	R$ (32,231)	R$ (36,880)	R$ (19,719)